GOODWILL AND INTANGIBLE ASSETS - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash consideration	$ 18.5	$ 23.6
Proceeds from assets disposal	117.7
Intangible assets and goodwill	11,427.4	10,831.1
Accumulated impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0.0	$ 0.0
GFL Infrastructure
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash consideration	$ 224.0
Green Infrastructure Partners Inc.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of non-controlling equity interest acquired	45.00%
Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Revenue growth rate	6.50%
Discount rate	7.20%	6.80%
Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Revenue growth rate	7.50%
Discount rate	9.80%	7.90%
Terminal growth rate	2.30%